Accounts Receivable	12 Months Ended
Dec. 31, 2019
Accounts Receivable
Accounts Receivable

Note 6: Accounts Receivable

Our accounts receivable balance consists of the following as of December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018
Accounts receivable	350,369	345,371
Less: Accounts receivable allowance	(16,511)	(14,076)
Accounts receivable, net	$333,858	$331,295

We record an accounts receivable allowance when it is probable that the accounts receivable balance will not be collected. The amounts comprising the allowance are based upon management’s estimates and historical collection trends. The activity in our accounts receivable allowance consists of the following for the years ended December 31, 2019, 2018, and 2017, respectively:

	Year ended December 31,
	2019	2018	2017
Balance at beginning of year	$14,076	$8,495	$2,643
Additional provisions	4,662	6,469	6,233
Write-offs and other deductions	(2,321)	(870)	(434)
Exchange differences	94	(18)	53
Balance at the end of year	$16,511	$14,076	$8,495